Investment in receivables, net (Tables) - Investments in receivables, net	9 Months Ended
Sep. 30, 2025
Investment in receivables, net
Schedule of roll forward of the balance of the investment in receivables, net and negative allowance for expected recoveries

The following table presents the roll forward of the balance of the investment in receivables, net for the following periods (in thousands):

	FOR THE THREE MONTHS ENDED		FOR THE NINE MONTHS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,
	2025	2024	2025	2024
Balance, beginning of period	$1,589,801	$1,139,200	$1,497,748	$984,496
Purchases	151,030	123,439	451,531	365,322
Cash collections	(236,832)	(145,148)	(753,461)	(410,228)
Total portfolio income	139,179	99,258	416,749	285,362
Changes in expected current period recoveries	2,161	6,705	12,736	9,430
Changes in expected future period recoveries	(1,667)	(5,015)	(7,066)	(7,865)
Foreign currency adjustments	(2,863)	6,533	22,572	(1,544)
Balance, end of period	$1,640,809	$1,224,973	$1,640,809	$1,224,973

The table below provides the detail on the establishment of negative allowance for expected recoveries of portfolios purchased during the periods presented (in thousands):

	FOR THE THREE MONTHS ENDED		FOR THE NINE MONTHS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,
	2025	2024	2025	2024
Purchase price	$151,030	$123,439	$451,531	$365,322
Allowance for credit losses	2,546,600	1,443,473	6,499,589	5,028,400
Amortized cost	2,697,630	1,566,912	6,951,120	5,393,722
Noncredit discount	151,128	114,110	414,623	347,851
Face value	2,848,759	1,681,022	7,365,743	5,741,573
Write-off of amortized cost	(2,697,630)	(1,566,912)	(6,951,120)	(5,393,722)
Write-off of noncredit discount	(151,128)	(114,110)	(414,623)	(347,851)
Negative allowance	151,030	123,439	451,531	365,322
Negative allowance for expected recoveries	$151,031	$123,439	$451,531	$365,322

Schedule of information on the past due and non-accrual buckets for the assets acquired in the Conn's portfolio purchase	The table below presents the information on the past due and non-accrual buckets for the assets acquired in the Conn’s portfolio purchase, and does not include all other purchased loans as they were charged-off at the time of purchase, as of September 30, 2025(in thousands):

	AS OF
	SEPTEMBER 30,	DECEMBER 31,
DELINQUENCY VINTAGE	2025	2024
United States
Current	$133,846	$352,403
30-59	10,742	33,683
60-89	8,712	29,685
>90	79,386	121,337
Total	$232,686	$537,108

Schedule of non-accrual performing loans by segment

The following table presents non-accrual performing loans by segment (in thousands).

	AS OF SEPTEMBER 30, 2025		AS OF DECEMBER 31, 2024
		NONACCRUAL		NONACCRUAL
		WITH NO		WITH NO
	NONACCRUAL	ALLOWANCE	NONACCRUAL	ALLOWANCE
United States	79,386	—	121,337	—
Total	$79,386	$—	$121,337	$—